Net sales	6 Months Ended
Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Net sales
2.1 Net sales
Net sales by sales channels:

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in millions)	2024	2023	2024	2023

Wholesale	358.2	280.8	675.9	564.0
Direct-to-Consumer	209.4	163.5	399.9	300.5
Net sales	567.7	444.3	1,075.9	864.5

Net sales by product groups:

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in millions)	2024	2023	2024	2023

Shoes	542.5	428.2	1,027.1	828.7
Apparel	21.9	13.4	41.6	30.3
Accessories	3.3	2.7	7.1	5.4
Net sales	567.7	444.3	1,075.9	864.5

On generates net sales primarily from the sale of premium performance shoes, apparel, and accessories. On has two sales channels: Wholesale and Direct-to-Consumer (DTC). The wholesale sales channel involves sales to wholesale customers (e.g., large retailers or retail associations) and international distributors (i.e., in markets where On does not have local sales teams) with the intention of re-selling the goods. The DTC sales channel includes sales to end customers directly through On’s e-commerce platform and retail stores.

Net sales by geographic regions (based on the location of the counterparty):

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in millions)	2024	2023	2024	2023

Europe, Middle East and Africa	138.4	113.6	264.6	232.2
Americas	370.0	296.6	699.7	566.8
Asia-Pacific	59.2	34.1	111.6	65.5
Net sales	567.7	444.3	1,075.9	864.5
There is no single customer who accounts for more than 10% of total net sales. For details on assets and liabilities related to contracts with customers refer to 3.1 Trade receivables and 3.6 Other current operating assets and liabilities, respectively. Trade receivables as shown in the unaudited interim condensed consolidated balance sheets relate to the sale of the Company's products